Financial income (expenses), net	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial income (expenses), net

27.	Financial income (expenses), net

	Note	12.31.23	12.31.22	12.31.21
Financial income
Interest on cash and cash equivalents	4	544,009	309,162	118,393
Income with marketable securities	5	93,410	126,106	79,425
Fair value through profit and loss		66,868	70,939	45,093
Amortized cost		26,542	55,167	34,332
Interest on recoverable taxes	9	434,737	307,313	289,772
Interest and financial income on other assets (3)		130,364	340,354	50,146
		1,202,520	1,082,935	537,736
Financial expenses
Interests on loans and borrowings	15	(2,156,842)	(1,851,643)	(1,635,604)
Interest on contingencies	20	(144,281)	(138,433)	(239,174)
Interest on leases	17	(323,452)	(220,406)	(226,444)
Interest on actuarial liabilities		(53,193)	(47,385)	(46,741)
Taxes on financial income		(49,531)	(26,245)	(27,755)
Put/call options result - business combinations		-	-	(278,618)
Adjustment to present value (2)	6 and 16	(1,001,451)	(976,104)	(634,047)
Other financial expenses		(407,562)	(325,549)	(243,232)
		(4,136,312)	(3,585,765)	(3,331,615)
Foreign exchange, prices and monetary variations
Exchange rate variation on monetary assets and liabilities and prices		161,162	474,052	(407,472)
Foreign exchange of derivatives		(312,201)	(554,217)	405,139
Interest and fair value of derivatives		(284,720)	(483,954)	(247,566)
Derivative results		(596,921)	(1,038,171)	157,573
Net Monetary Gains or Losses (1)		548,704	398,194	(797)
		112,945	(165,925)	(250,696)
		(2,820,847)	(2,668,755)	(3,044,575)
(1)	Effects of monetary correction resulting from operations in hyperinflationary economy.
(2)	The adjustment to present value considers the balances of trade accounts receivable and trade accounts payable and the rate used for the year ended on December 31, 2023 was 13.13% p.a. (15.72% p.a. for the year ended on December 31, 2022 and 9.3% on December 31, 2021).
(3)	Includes financial income in the amount of R$46,768 (R$275,917 on December 31, 2022) relating repurchase of senior notes (note 15.2).